Leases - Schedule of Supplemental Cash Flow Information and Non Cash Activity Related to Lease (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Leases - Schedule of Supplemental Cash Flow Information and Non Cash Activity Related to Lease (Details) [Line Items]
Cash paid on operating lease liabilities	$ 42,052	$ 40,827
Right of use assets acquired under operating leases	$ 39,083	$ 37,319